RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of amounts due:

	As of December 31,
	2018	2019
	RMB	RMB
Amount due from related parties:
Xiaomi Communication (a)	631,204	1,401,015
Youpin Information (a)	—	9,845
Xiaomi Information (a)	9,727	7,669
Xiaomi Technology (a)	7,442	—
Hangzhou Yunyou (b)	5,143	—
Others	2,883	2,641
Total	656,399	1,421,170

	As of December 31,
	2018	2019
	RMB	RMB
Amount due to related parties, current:
Xiaomi Technology(c)	—	(14,186)
Xiaomi Mobile (c)	(10,350)	—
Others	(345)	(583)
Total	(10,695)	(14,769)

(a)	The amount due from Xiaomi represents receivables from the sales of products and services, which includes an unbilled amount of RMB102,687.
(b)

In 2018, the group provided a RMB5,000 loan to Hangzhou Yunyou, with annual interest of 15% and maturing in April 2019. During 2019, the Group evaluated the loan would not be collected and recognized an impairment loss of RMB5,640.

(c)	The amounts due to Xiaomi Mobile and Xiaomi Technology represent the payable for the cloud service received by the Group.
(d)

The Group disposed five long-term investments and one long-term investment to Huaying Fund and recorded RMB284 and RMB31 gain during the years ended December 31, 2017 and 2018, respectively. During 2019, there was no investment disposed by the Group to related parties.

(e)	During 2019, the Group purchased certain intangible assets from Hefei Huaheng which amounted to RMB11,321.

Schedule of transactions:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Sales to related parties:
Xiaomi Communication	1,773,595	2,798,824	4,271,135
Xiaomi Information	1,318	17,859	9,870
Xiaomi Technology	2,072	—	—
Others	1,655	312	—
Total	1,778,640	2,816,995	4,281,005

Schedule of others:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Others:
Loan provided to related parties (b)	(8,000)	5,143	—
Investments disposed to a related party (d)	22,047	3,061	—
Purchase from related parties (e)	—	—	12,183

(a)	The amount due from Xiaomi represents receivables from the sales of products and services, which includes an unbilled amount of RMB102,687.
(b)

In 2018, the group provided a RMB5,000 loan to Hangzhou Yunyou, with annual interest of 15% and maturing in April 2019. During 2019, the Group evaluated the loan would not be collected and recognized an impairment loss of RMB5,640.

(c)	The amounts due to Xiaomi Mobile and Xiaomi Technology represent the payable for the cloud service received by the Group.
(d)

The Group disposed five long-term investments and one long-term investment to Huaying Fund and recorded RMB284 and RMB31 gain during the years ended December 31, 2017 and 2018, respectively. During 2019, there was no investment disposed by the Group to related parties.

(e)	During 2019, the Group purchased certain intangible assets from Hefei Huaheng which amounted to RMB11,321.